CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (281,704)	$ 80,310	$ 59,621
Other comprehensive income (loss), net of tax:
Pension and postretirement benefits	1,938	2,430	(7,958)
Net gain (loss) from hedging activities	166	(2,665)	(330)
Foreign currency translation	(17,519)	22,889	(35,056)
Total other comprehensive (loss) income	(15,415)	22,654	(43,344)
Comprehensive (loss) income	(297,119)	102,964	16,277
Less: Comprehensive (loss) income attributable to noncontrolling interests	(3,856)	1,543	1,392
Comprehensive (loss) income attributable to Ecovyst Inc.	$ (293,263)	$ 101,421	$ 14,885